CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		80 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 37,911	$ 20,702	$ 48,351	$ 20,702	$ 411,754
Expenses
Consulting fees	221,350	797,654	494,850	1,118,073	18,584,108
Exploration and improvement		23,685	17,655	93,037	2,608,377
Mill operating expenses	55,855	83,086	101,620	220,213	2,558,196
Property lease fees		250,000		500,000	2,250,000
Compensation expense	2,204	33,782	6,788	65,183	2,859,529
Stock compensation expense	521,150	445,039	878,182	873,168	13,105,578
Depreciation expense	96,233	105,000	187,407	210,000	1,722,065
General and administrative	65,592	458,857	376,886	783,253	5,766,558
Total expenses	962,384	2,197,103	2,063,388	3,862,927	49,454,411
Loss from operations	(924,473)	(2,176,401)	(2,015,037)	(3,842,225)	(49,042,657)
Interest expense	(45,290)	(154,614)	(82,231)	(425,672)	(1,926,976)
Debt conversion expense	(21,801)	(232,155)	(271,620)	(323,426)	(3,438,724)
Net Loss	$ (991,564)	$ (2,563,170)	$ (2,368,888)	$ (4,591,323)	$ (54,408,357)
Net loss per common share - basic and diluted					$ (0.09)
Weighted average number of common shares outstanding - basic and diluted	3,776,304,085	1,033,932,301	3,428,720,490	958,546,802	633,109,597